Accounts Receivable (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2014	Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts receivable			$ 437,323		$ 871,427
Less: Allowance for doubtful accounts	(234,049)		(72,535)		(221,537)
Accounts receivable, net	671,723		364,788		649,890
Bad debt expense	$ 105,511	$ 13,837	$ 37,000	$ 32,955	$ 154,732	$ 133,907